Cover	12 Months Ended
Oct. 31, 2021
Cover [Abstract]
Entity Registrant Name	SKKYNET CLOUD SYSTEMS, INC
Entity Central Index Key	0001546853
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-3757848
Entity Address Address Line 1	2233 Argentia Road, Suite 306
Entity Address City Or Town	Mississauga
Entity Address State Or Province	ON
Entity Address Postal Zip Code	L5N 2X7
City Area Code	888
Local Phone Number	702-7851